UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Callahan, Leighton & Co., LLC
Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027

Form 13F File Number: 28-12463

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ /s/ Thomas P. Callahan
        -------------------------
Title:  President
Phone:  (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan               Houston, Texas               2/13/2009
      [Signature]                    [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           99
Form 13F Information Table Value Total:     $150,458
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
A T & T Corp                   COM              00206R102     2113   75663                            73235      0    0
Adobe Systems Inc              COM              00724F101     1908   48338                            45293      0    0
Akamai Technologies            COM              00971T101      310   17770                            17520      0    0
Alleghany Corp Del             COM              017175100     1282    3513                             3385      0    0
Allergan Inc                   COM              018490102      674   13090                            12640      0    0
America Movil Sa L Adr         COM              02364W105     1695   36555                            35455      0    0
American Express Company       COM              025816109      858   24215                            23215      0    0
Anadarko Petroleum Corp        COM              032511107     1894   39038                            38287      0    0
Anheuser Busch Co Inc          COM              035229103      584    9000                             9000      0    0
Apache Corp                    COM              037411105     1890   18122                            16528      0    0
Avon Products Inc              COM              054303102      686   16511                            16511      0    0
Ball Corporation               COM              058498106     1597   40446                            38901      0    0
Bank Of America Corp           COM              060505104      718   20517                            20298      0    0
Bank Of Nova Scotia            COM              064149107      833   18095                            17695      0    0
Bard C R Incorporated          COM              067383109     2212   23318                            22458      0    0
Berkshire Hathaway Cl B        COM              084670207     5617    1278                             1242      0    0
Bhp Billiton Ltd Adr           COM              088606108     2097   40327                            39030      0    0
Brookfield Asset Mgmt          COM              112585104     1534   55907                            54532      0    0
Bunge Limited                  COM              G16962105     1520   24061                            23186      0    0
Burlingtn Nthn Santa Fe        COM              12189T104     3917   42379                            40026      0    0
C H Robinson Worldwd New       COM              12541W209      397    7798                             7798      0    0
C V S Caremark Corp            COM              126650100      217    6456                             5981      0    0
Caterpillar Inc                COM              149123101     2557   42899                            40919      0    0
Chesapeake Energy Corp         COM              165167107     1055   29427                            27602      0    0
Chevron Corp                   COM              166764100      985   11947                            11947      0    0
Cisco Systems Inc              COM              17275R102     1459   64682                            61996      0    0
Cliffs Natural Resources Inc   COM              185896107      432    8160                             7560      0    0
Coca Cola Company              COM              191216100      810   15316                            14568      0    0
Compass Minerals Intl          COM              20451N101      288    5500                             5500      0    0
Conocophillips                 COM              20825C104      635    8662                             8357      0    0
Corp Executive Board Co        COM              21988R102      375   12000                            12000      0    0
Coventry Health Care Inc       COM              222862104      727   22340                            21966      0    0
Crusader Energy Corp           COM              228834107     2093  675000                           675000      0    0
Cullen Frost Bankers           COM              229899109      973   16218                            15943      0    0
Danaher Corp Del               COM              235851102      467    6735                             6420      0    0
Denbury Res Inc New            COM              247916208      247   12997                            12747      0    0
Dentsply Intl Inc              COM              249030107     2361   62904                            60764      0    0
Diageo Plc New Adr             COM              25243Q205     2078   30171                            29691      0    0
Discover Financial Svcs        COM              254709108      691   50000                            50000      0    0
Disney Walt Hldg Co            COM              254687106     2672   87079                            84532      0    0
Dominion Res Inc Va New        COM              25746U109      219    5109                             4658      0    0
Donaldson Company Inc          COM              257651109     1652   39428                            38293      0    0
Du Pont E I De Nemour&Co       COM              263534109      581   14410                            14410      0    0
Ebay Inc                       COM              278642103      481   21475                            20675      0    0
Emerson Electric Co            COM              291011104      304    7450                             6800      0    0
Exelon Corporation             COM              30161N101     2965   47352                            46552      0    0
Express Scripts Inc            COM              302182100     1536   20808                            20233      0    0
Exxon Mobil Corporation        COM              30231G102     5156   66390                            61231      0    0
F P L Group Incorporated       COM              302571104      868   17248                            15958      0    0
Fiserv Inc                     COM              337738108      378    7995                             7615      0    0
General Electric Company       COM              369604103     2056   80614                            76147      0    0
General Mills Inc              COM              370334104     2317   33712                            32982      0    0
Genzyme Corp Genl              COM              372917104      970   11994                            11379      0    0
Gilead Sciences Inc            COM              375558103     1393   30535                            30035      0    0
Graco Incorporated             COM              384109104      324    9100                             9100      0    0
Harris Corporation             COM              413875105     1648   35673                            34145      0    0
Humana Inc                     COM              444859102     1196   29034                            28309      0    0
Intel Corp                     COM              458140100     1732   92493                            86874      0    0
Intl Business Machines         COM              459200101     2549   21797                            20760      0    0
Ishares Tr Barclays TIPs TIPs  ETF              464287176      655    6466                             6306      0    0
Bond Fund
Ishares Tr Msci Eafe Fd        ETF              464287465      656   11645                            11645      0    0
J. P. Morgan Chase & Co.       COM              46625H100     1890   40480                            40130      0    0
Johnson & Johnson              COM              478160104     4815   69500                            66205      0    0
Kirby Corporation              COM              497266106      586   15446                            15376      0    0
Lowes Companies Inc            COM              548661107      217    9174                             8174      0    0
Marsh & Mc Lennan Co Inc       COM              571748102      635   20000                            20000      0    0
Mc Donalds Corp                COM              580135101     2538   41127                            39697      0    0
Microsoft Corp                 COM              594918104     2234   83696                            79376      0    0
Moodys Corp                    COM              615369105      578   17000                            17000      0    0
Nike Inc Class B               COM              654106103     2214   33099                            32774      0    0
Nordstrom Inc                  COM              655664100      247    8587                             8087      0    0
Oracle Corporation             COM              68389X105     1557   76669                            74902      0    0
Paychex Inc                    COM              704326107      438   13275                            13275      0    0
Peabody Energy Corp            COM              704549104     2948   65514                            64014      0    0
Pepsico Incorporated           COM              713448108     3937   55243                            54100      0    0
Petsmart Inc                   COM              716768106      376   15216                            14190      0    0
Pfizer Incorporated            COM              717081103     2165  117381                           113960      0    0
Philip Morris Intl Inc         COM              718172109      402    8365                             8111      0    0
Pnc Finl Services Gp Inc       COM              693475105      208    2787                             2787      0    0
Polaris Industries Inc         COM              731068102     1007   22135                            21406      0    0
Post Oak Bank Natl Assoc       COM              737990416      120   16500                            16500      0    0
Procter & Gamble Co            COM              742718109     3304   47405                            45362      0    0
Psychiatric Solution New       COM              74439H108      268    7075                             7075      0    0
Scana Corporation New          COM              80589M102     2342   60152                            58552      0    0
Seaboard Corp                  COM              811543107      300     239                              236      0    0
SPDR Barclays T-Bill ETF 1-3   ETF              78464A680     7995  173538                           169674      0    0
Mth Tbil
Sysco Corporation              COM              871829107     1330   43140                            40742      0    0
Target Corporation             COM              87612E106     2319   47279                            45501      0    0
Telus Corp Non Vtg             COM              87971M202     1177   33085                            31305      0    0
Transocean Offshore Newf       COM              G90078109     2145   19529                            19156      0    0
U S Bancorp Del New            COM              902973304      901   25000                            25000      0    0
United Technologies Corp       COM              913017109     1281   21323                            20823      0    0
Vanguard Emerging Market       ETF              922042858     1963   56645                            55805      0    0
Wal-Mart Stores Inc            COM              931142103     2678   44711                            42952      0    0
Weatherford Intl Ltd           COM              G95089101      967   38480                            37250      0    0
Weingarten Rlty Invs Sbi       COM              948741103     3293   92312                            89177      0    0
Wells Fargo & Co New           COM              949746101     2747   73206                            70449      0    0
Western Union Company          COM              959802109      888   36000                            36000      0    0
Xerox Corp                     COM              984121103      354   30740                            29090      0    0